Disclosure of currency risk (Details)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statements Line Items
Cash and cash equivalents	$ 86,175,331		$ 3,533,611	$ 3,199,686	$ 5,634,601
Restricted cash	618,525		771,434
Trade receivables	7,506,316		3,376,411
Settlement receivables	902,991
Accounts payable and accrued liabilities	(5,731,161)		(749,865)
Advances from joint venture partners	(615,669)		$ (808,905)
Currency Risk [Member]
Statements Line Items
Cash and cash equivalents		$ 62,065,449
Restricted cash		390,457
Trade receivables		4,449,430
Settlement receivables		662,500
Accounts payable and accrued liabilities		(3,932,765)
Advances from joint venture partners		(334,721)
Net exposure	$ 86,278,758	$ 63,300,351